Annual Operating Expenses {- Fidelity Canada Fund} - 10.31 Fidelity Canada Fund - AMCIZ PRO-14 - Fidelity Canada Fund	Dec. 30, 2021
Fidelity Advisor Canada Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual operating expenses	1.12%
Fidelity Advisor Canada Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.55%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.35%
Total annual operating expenses	1.40%
Fidelity Advisor Canada Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual operating expenses	1.90%
Fidelity Advisor Canada Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.74%
Fidelity Advisor Canada Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.66%